Current and deferred income tax liability (Details 3) - Temporary differences - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital losses	$ 46,364	$ 37,696
Property, plant and equipment	49	9
Mineral properties	2,236	2,128
Other	(56)	(53)
TOTAL	$ 48,593	$ 39,780